Earnings Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Earnings Per Share [Abstract]
Net gain (loss) attributable to common stock	$ (1,197,803)	$ (651,482)
Basic weighted average outstanding shares of common stock	1,267,565	12,845	218,634	12,254
Dilutive common share equivalents	$ 0	$ 0
Dilutive weighted average outstanding shares of common stock	1,267,565	12,845
Net gain (loss) per share attributable to common stock	$ (0.94)	$ (50.72)	$ (13.61)	$ (265.71)